Average Annual Total Returns - Class A Class C and Institutional Class - Dow Jones Industrial Average Fund	Class A Since Inception	Class A 1 Year	Class A 5 Years	Class A Inception Date	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) Since Inception	Class A Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 1 Year	Class A Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 5 Years	Class C Since Inception	Class C 1 Year	Class C 5 Years	Class C Inception Date	Class C Return After Taxes on Distributions Since Inception	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) Since Inception	Class C Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 1 Year	Class C Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes) 5 Years
Total	10.84%	2.38%	11.62%	Dec. 01, 2015	9.57%	0.41%	10.32%	8.01%	1.39%	8.63%	13.84%	9.72%	14.65%	11.07%	5.68%	11.87%	Dec. 01, 2015	9.76%	3.55%	10.54%	8.18%	3.34%	8.82%	13.84%	9.72%	14.65%